Income from reinsurance ceded (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Income From Reinsurance Ceded

	2018	2017	2016
Recovered claims and benefits	3,127	3,669	3,477
Change in technical provisions	372	497	(26)
Commissions	241	122	236
Total	3,740	4,288	3,687